Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses		¥ 1,830	¥ 9,781
Total charge-offs	[1]	16,344	8,433
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	[1],[2]	326	3,659
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs		¥ 0	¥ 3,633

[1]	Charge-offs of purchased loans include write-offs of purchased loans at the acquisition date of ¥3,633 million during the six months ended September 30, 2025. There were no such write-offs during the six months ended September 30, 2026.
[2]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.